Putnam Emerging Markets Equity Fund
The fund's portfolio
5/31/20 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Banks (5.6%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	13,285,600	$2,622,180
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	758,738	2,929,176
Hana Financial Group, Inc. (South Korea)	83,476	2,013,447
HDFC Bank, Ltd. (India)	492,901	6,214,607
Sberbank of Russia PJSC ADR (Russia)	280,553	3,189,156

		16,968,566
Beverages (1.2%)
Wuliangye Yibin Co., Ltd. Class A (China)	177,945	3,697,214

		3,697,214
Building products (1.0%)
China Lesso Group Holdings, Ltd. (China)	2,375,000	2,891,213

		2,891,213
Chemicals (0.7%)
Asian Paints, Ltd. (India)	95,236	2,115,780

		2,115,780
Commercial services and supplies (2.3%)
A-Living Services Co., Ltd. Class H (China)	804,500	4,333,489
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	311,000	2,695,295

		7,028,784
Diversified consumer services (2.5%)
Fu Shou Yuan International Group, Ltd. (China)	3,921,000	3,661,183
New Oriental Education & Technology Group, Inc. ADR (China)(NON)(S)	33,794	4,053,928

		7,715,111
Diversified telecommunication services (0.9%)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	13,261,800	2,866,918

		2,866,918
Electric utilities (2.1%)
Companhia Paranaense de Energia-Copel (Preference) (Brazil)	549,773	6,521,491

		6,521,491
Electrical equipment (1.3%)
Voltronic Power Technology Corp. (Taiwan)	153,000	3,904,382

		3,904,382
Electronic equipment, instruments, and components (0.9%)
Elite Material Co., Ltd. (Taiwan)	531,000	2,613,423

		2,613,423
Food and staples retail (5.1%)
Clicks Group, Ltd. (South Africa)	238,833	3,178,166
Dino Polska SA (Poland)(NON)	61,096	2,792,839
Jeronimo Martins SGPS SA (Portugal)(NON)	136,636	2,339,258
Shoprite Holdings, Ltd. (South Africa)	218,200	1,285,650
Wal-Mart de Mexico SAB de CV (Mexico)	2,286,400	5,722,573

		15,318,486
Gas utilities (1.2%)
China Resources Gas Group, Ltd. (China)	674,000	3,689,719

		3,689,719
Health-care equipment and supplies (2.4%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	80,200	3,134,713
Top Glove Corp. Bhd (Malaysia)	1,386,400	4,247,504

		7,382,217
Health-care providers and services (2.2%)
Aier Eye Hospital Group Co., Ltd. Class A (China)	560,710	3,077,579
Universal Vision Biotechnology Co., Ltd. (Taiwan)	767,000	3,629,033

		6,706,612
Hotels, restaurants, and leisure (0.5%)
Jubilant Foodworks, Ltd. (India)	62,596	1,370,631

		1,370,631
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $8) (Private) (Germany)(NON)(F)(RES)	12	10

		10
Household products (1.4%)
Hindustan Unilever, Ltd. (India)	157,625	4,304,807

		4,304,807
Insurance (1.2%)
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	363,000	3,603,945

		3,603,945
Interactive media and services (12.4%)
Kakao Corp. (South Korea)	17,782	3,794,395
NAVER Corp. (South Korea)	20,867	3,819,134
Tencent Holdings, Ltd. (China)	481,400	25,659,312
Tencent Holdings, Ltd. ADR (China)	10,900	592,088
Yandex NV Class A (Russia)(NON)(S)	90,353	3,634,901

		37,499,830
Internet and direct marketing retail (16.3%)
Alibaba Group Holding, Ltd. (China)(NON)	809,268	20,862,340
Alibaba Group Holding, Ltd. ADR (China)(NON)	41,500	8,606,685
JD.com, Inc. ADR (China)(NON)	129,500	7,035,735
Meituan Dianping Class B (China)(NON)	215,400	4,101,885
MercadoLibre, Inc. (Argentina)(NON)	5,600	4,769,352
Prosus NV (Netherlands)(NON)	48,963	3,972,843

		49,348,840
IT Services (1.8%)
Tata Consultancy Services, Ltd. (India)	210,485	5,490,909

		5,490,909
Life sciences tools and services (1.2%)
WuXi AppTec Co., Ltd. Class H (China)	330,120	3,503,651

		3,503,651
Machinery (1.1%)
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	380,500	3,311,544

		3,311,544
Multiline retail (1.4%)
Poya International Co., Ltd. (Taiwan)	217,260	4,183,336

		4,183,336
Oil, gas, and consumable fuels (4.5%)
Lukoil PJSC ADR (Russia)	71,357	5,333,000
Reliance Industries, Ltd. (India)	427,046	8,309,760

		13,642,760
Pharmaceuticals (0.8%)
Hypera SA (Brazil)	420,800	2,540,745

		2,540,745
Professional services (1.3%)
Centre Testing International Group Co., Ltd. Class A (China)	1,542,288	3,918,792

		3,918,792
Road and rail (0.7%)
Companhia De Locacao das Americas (Brazil)	816,254	2,262,316

		2,262,316
Semiconductors and semiconductor equipment (10.0%)
MediaTek, Inc. (Taiwan)	311,000	4,798,096
Silergy Corp. (China)	49,000	2,645,058
SK Hynix, Inc. (South Korea)	89,066	5,880,855
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,757,889	17,120,457

		30,444,466
Software (1.5%)
Totvs SA (Brazil)	1,181,095	4,450,990

		4,450,990
Specialty retail (1.9%)
JUMBO SA (Greece)	181,076	3,291,753
Wilcon Depot, Inc. (Philippines)	8,081,500	2,407,621

		5,699,374
Technology hardware, storage, and peripherals (5.3%)
Samsung Electronics Co., Ltd. (South Korea)	349,213	14,338,092
Wiwynn Corp. (Taiwan)	70,000	1,870,077

		16,208,169
Textiles, apparel, and luxury goods (1.8%)
Li Ning Co., Ltd. (China)	1,034,500	3,490,357
Shenzhou International Group Holdings, Ltd. (China)	165,000	1,983,285

		5,473,642
Wireless telecommunication services (4.7%)
China Mobile, Ltd. (China)	1,125,000	7,904,956
MTN Group, Ltd. (South Africa)	811,959	2,507,530
Safaricom PLC (Kenya)	13,454,600	3,717,767

		14,130,253

Total common stocks (cost $285,613,566)		$300,808,926

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.19%(AFF)	6,633,450	$6,633,450
Putnam Short Term Investment Fund 0.71%(AFF)	2,518,415	2,518,415

Total short-term investments (cost $9,151,865)		$9,151,865
TOTAL INVESTMENTS

Total investments (cost $294,765,431)		$309,960,791

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $303,330,528.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$10,556,105	$3,922,655	$1,965	$6,633,450
	Putnam Short Term Investment Fund**	1,272,692	59,388,651	58,142,928	16,115	2,518,415

	Total Short-term investments	$1,272,692	$69,944,756	$62,065,583	$18,080	$9,151,865
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $6,633,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,604,857.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	40.4%
	Taiwan	13.4
	South Korea	9.8
	India	9.2
	Brazil	5.2
	Russia	4.0
	South Africa	2.3
	Mexico	1.9
	Indonesia	1.8
	Argentina	1.6
	Malaysia	1.4
	Netherlands	1.3
	Kenya	1.2
	Hong Kong	1.1
	Greece	1.1
	Egypt	1.0
	Poland	0.9
	United States	0.8
	Philippines	0.8
	Portugal	0.8
	Germany	<0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,226,989	$50,270,012	$—
Consumer discretionary	24,465,700	49,325,234	10
Consumer staples	5,722,573	17,597,934	—
Energy	—	13,642,760	—
Financials	—	20,572,511	—
Health care	2,540,745	17,592,480	—
Industrials	2,262,316	21,054,715	—
Information technology	4,450,990	54,756,967	—
Materials	—	2,115,780	—
Utilities	6,521,491	3,689,719	—

Total common stocks	50,190,804	250,618,112	10
Short-term investments	2,518,415	6,633,450	—

Totals by level	$52,709,219	$257,251,562	$10
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com